Schedule of Warrants Outstanding (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 09, 2023 $ / shares	Nov. 09, 2023 $ / shares
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Nov. 09, 2025	Jan. 25, 2025
Warrants outstanding	94,834	5,370
Warrants exercise price | $ / shares	$ 0.37	$ 1.10
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Apr. 19, 2026	Apr. 14, 2025
Warrants outstanding	22,395,950	216,874
Warrants exercise price | $ / shares	$ 1.10	$ 1.10
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Aug. 19, 2026	May 31, 2025
Warrants outstanding	2,742,519	236,076
Warrants exercise price | $ / shares	$ 0.44	$ 0.31
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Dec. 09, 2026	Nov. 09, 2025
Warrants outstanding	8,473,500	94,834
Warrants exercise price | $ / shares	$ 0.29	$ 0.37
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Dec. 15, 2026	Apr. 19, 2026
Warrants outstanding	2,140,000	22,395,950
Warrants exercise price | $ / shares	$ 0.29	$ 1.10
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	May 24, 2028	Aug. 19, 2026
Warrants outstanding	5,687,500	2,742,519
Warrants exercise price | $ / shares	$ 0.59	$ 0.44
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date	Aug. 14, 2027	Dec. 09, 2026
Warrants outstanding	8,603,800	8,473,500
Warrants exercise price | $ / shares	$ 0.22	$ 0.29
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding	50,138,103	42,194,223
Warrants exercise price | (per share)			$ 0.35	$ 0.50
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date		Dec. 15, 2026
Warrants outstanding		2,341,600
Warrants exercise price | $ / shares		$ 0.29
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expiration date		May 24, 2028
Warrants outstanding		5,687,500
Warrants exercise price | $ / shares		$ 0.59